Earnings Per Share - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income attributable to common shareholders	$ 319	$ 825	$ 1,034
Net income attributable to common shareholders	$ 319	$ 825	$ 1,034
Denominator:
Basic weighted average shares outstanding (in shares)	386,000,000	258,000,000	258,000,000
Effect of dilutive share options (in shares)	3,000,000	2,000,000	3,000,000
Diluted weighted average shares outstanding (in shares)	389,000,000	260,000,000	261,000,000
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic earnings per share attributable to common shareholders (in USD per share)	$ 0.83	$ 3.19	$ 4
Diluted earnings per share attributable to common shareholders (in USD per share)	$ 0.82	$ 3.17	$ 3.96
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	0